Segment information - Financial Information of Segments (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Income
Net revenue from sales and services		R$ 133,498,913		R$ 126,048,701		R$ 143,634,708
Transactions with third parties		133,498,913		126,048,701		143,634,708
Cost of products and services sold		(123,811,893)		(116,730,469)		(136,276,257)
Gross profit		9,687,020		9,318,232		7,358,451
Operating income (expenses)
Selling and marketing		(2,499,547)		(2,253,226)		(2,141,985)
General and administrative		(1,872,092)		(2,018,159)		(1,534,481)
Results from disposal of property, plant and equipment and intangible assets		171,837		121,935		169,289
Other operating income (expenses), net		(414,092)		(602,865)		(514,522)
Operating income before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes		5,073,126		4,565,917		3,336,752
Share of profit (loss) of subsidiaries, joint ventures and associates	[1]	(127,182)		11,908		12,181
Amortization of fair value adjustments on associates acquisition		(2,493)		0		0
Total share of profit (loss) of subsidiaries, joint ventures and associates		(129,675)		11,908		12,181
Income before financial result and income and social contribution taxes		4,943,451		4,577,825		3,348,933
Depreciation and amortization		861,134	[2]	840,377	[3]	732,241
Amortization of contractual assets with customers - exclusivity rights		555,083		607,446		504,907
Amortization of right-of-use assets		312,060		305,900		288,419
Amortization of fair value adjustments on associates acquisition		2,493		0		0
Total of depreciation and amortization		1,730,770		1,753,723		1,525,567
Expenses related to restructuring activities		172,242		167,929		157,621
PIS and COFINS - Federal VAT [member]
Operating income (expenses)
Depreciation and amortization		39,539		8,517
Eliminations [member]
Income
Net revenue from sales and services		(209,986)		(203,794)		(272,574)
Transactions with third parties		(209,986)		(203,794)		(272,574)
Cost of products and services sold		200,377		184,868		266,122
Gross profit		(9,609)		(18,926)		(6,452)
Operating income (expenses)
Selling and marketing		4,077		0		0
General and administrative		11,636		18,926		6,452
Results from disposal of property, plant and equipment and intangible assets		0		(59,056)		0
Other operating income (expenses), net		0		0		0
Operating income before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes		6,104		(59,056)		0
Share of profit (loss) of subsidiaries, joint ventures and associates		0		0		0
Amortization of fair value adjustments on associates acquisition		0
Total share of profit (loss) of subsidiaries, joint ventures and associates		0
Income before financial result and income and social contribution taxes		6,104		(59,056)		0
Depreciation and amortization		(5,953)	[2]	(492)	[3]	0
Amortization of contractual assets with customers - exclusivity rights		0		0		(346)
Amortization of right-of-use assets		0		0		0
Amortization of fair value adjustments on associates acquisition		0
Total of depreciation and amortization		(5,953)		(492)		(346)
Ipiranga [member]
Income
Net revenue from sales and services		121,336,232		114,551,830	[4]	131,337,966
Transactions with third parties		121,335,586		114,551,827	[4]	131,253,637
Cost of products and services sold		(114,730,458)		(108,074,324)	[4]	(126,569,490)
Gross profit		6,605,774		6,477,506	[4]	4,768,476
Operating income (expenses)
Selling and marketing		(1,886,281)		(1,615,178)	[4]	(1,552,636)
General and administrative		(1,132,913)		(1,318,092)	[4]	(828,753)
Results from disposal of property, plant and equipment and intangible assets		167,657		170,604	[4]	168,709
Other operating income (expenses), net		(512,714)		(657,376)	[4]	(525,966)
Operating income before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes		3,241,523		3,057,464	[4]	2,029,830
Share of profit (loss) of subsidiaries, joint ventures and associates		(8,654)		(7,508)	[4]	(10,052)
Amortization of fair value adjustments on associates acquisition		0
Total share of profit (loss) of subsidiaries, joint ventures and associates		(8,654)
Income before financial result and income and social contribution taxes		3,232,869		3,049,956	[4]	2,019,778
Depreciation and amortization		444,924	[2]	429,809	[3],[4]	353,962
Amortization of contractual assets with customers - exclusivity rights		553,840		606,036	[4]	503,751
Amortization of right-of-use assets		213,092		211,934	[4]	191,178
Amortization of fair value adjustments on associates acquisition		0
Total of depreciation and amortization		1,211,856		1,247,779	[4]	1,048,891
Ipiranga [member] | Eliminations [member]
Income
Transactions with third parties		646		3	[4]	84,329
Ultragaz [member]
Income
Net revenue from sales and services		11,288,418		10,670,793		11,483,398
Transactions with third parties		11,287,337		10,669,365		11,480,697
Cost of products and services sold		(8,895,244)		(8,485,215)		(9,446,354)
Gross profit		2,393,174		2,185,578		2,037,044
Operating income (expenses)
Selling and marketing		(606,609)		(626,554)		(576,087)
General and administrative		(344,060)		(298,171)		(257,315)
Results from disposal of property, plant and equipment and intangible assets		4,134		13,199		(1,381)
Other operating income (expenses), net		82,552		20,191		6,235
Operating income before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes		1,529,191		1,294,243		1,208,496
Share of profit (loss) of subsidiaries, joint ventures and associates		578		26		13
Amortization of fair value adjustments on associates acquisition		0
Total share of profit (loss) of subsidiaries, joint ventures and associates		578
Income before financial result and income and social contribution taxes		1,529,769		1,294,269		1,208,509
Depreciation and amortization		284,153	[2]	291,462	[3]	239,204
Amortization of contractual assets with customers - exclusivity rights		1,243		1,410		1,502
Amortization of right-of-use assets		66,081		61,124		56,177
Amortization of fair value adjustments on associates acquisition		0
Total of depreciation and amortization		351,477		353,996		296,883
Ultragaz [member] | Eliminations [member]
Income
Transactions with third parties		1,081		1,428		2,701
Ultracargo [member]
Income
Net revenue from sales and services		1,075,558		1,015,564		867,148
Transactions with third parties		875,997		815,249		684,350
Cost of products and services sold		(386,568)		(355,798)		(340,621)
Gross profit		688,990		659,766		526,527
Operating income (expenses)
Selling and marketing		(10,723)		(11,395)		(12,701)
General and administrative		(176,687)		(167,344)		(134,208)
Results from disposal of property, plant and equipment and intangible assets		(24)		103		(887)
Other operating income (expenses), net		13,692		2,335		3,330
Operating income before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes		515,248		483,465		382,061
Share of profit (loss) of subsidiaries, joint ventures and associates		3,433		11,764		(3,880)
Amortization of fair value adjustments on associates acquisition		(2,493)
Total share of profit (loss) of subsidiaries, joint ventures and associates		940
Income before financial result and income and social contribution taxes		516,188		495,229		378,181
Depreciation and amortization		118,559	[2]	105,274	[3]	94,337
Amortization of contractual assets with customers - exclusivity rights		0		0		0
Amortization of right-of-use assets		29,998		30,454		37,124
Amortization of fair value adjustments on associates acquisition		2,493
Total of depreciation and amortization		151,050		135,728		131,461
Ultracargo [member] | Eliminations [member]
Income
Transactions with third parties		199,561		200,315		182,798
Others [member]
Income
Net revenue from sales and services		8,691	[5],[6]	14,308	[4],[7],[8]	218,770	[9],[10]
Transactions with third parties		(7)	[5],[6]	12,260	[4],[7],[8]	216,024	[9],[10]
Cost of products and services sold		0	[5],[6]	0	[4],[7],[8]	(185,914)	[9],[10]
Gross profit		8,691	[5],[6]	14,308	[4],[7],[8]	32,856	[9],[10]
Operating income (expenses)
Selling and marketing		(11)	[5],[6]	(99)	[4],[7],[8]	(561)	[9],[10]
General and administrative		(230,068)	[5],[6]	(253,478)	[4],[7],[8]	(320,657)	[9],[10]
Results from disposal of property, plant and equipment and intangible assets		70	[5],[6]	(2,915)	[4],[7],[8]	2,848	[9],[10]
Other operating income (expenses), net		2,378	[5],[6]	31,985	[4],[7],[8]	1,879	[9],[10]
Operating income before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes		(218,940)	[5],[6]	(210,199)	[4],[7],[8]	(283,635)	[9],[10]
Share of profit (loss) of subsidiaries, joint ventures and associates		(122,539)	[5],[6]	7,626	[4],[7],[8]	26,100	[9],[10]
Amortization of fair value adjustments on associates acquisition	[5],[6]	0
Total share of profit (loss) of subsidiaries, joint ventures and associates	[5],[6]	(122,539)
Income before financial result and income and social contribution taxes		(341,479)	[5],[6]	(202,573)	[4],[7],[8]	(257,535)	[9],[10]
Depreciation and amortization		19,451	[2],[5],[6]	14,324	[3],[4],[7],[8]	44,738	[9],[10]
Amortization of contractual assets with customers - exclusivity rights		0	[5],[6]	0	[4],[7],[8]	0	[9],[10]
Amortization of right-of-use assets		2,889	[5],[6]	2,388	[4],[7],[8]	3,940	[9],[10]
Amortization of fair value adjustments on associates acquisition	[5],[6]	0
Total of depreciation and amortization		22,340	[5],[6]	16,712	[4],[7],[8]	48,678	[9],[10]
Others [member] | Eliminations [member]
Income
Transactions with third parties		8,698	[5],[6]	2,048	[4],[7],[8]	2,746	[9],[10]
Reportable segments [member]
Income
Net revenue from sales and services		133,708,899		126,252,495		143,907,282
Transactions with third parties		133,498,913		126,048,701		143,634,708
Cost of products and services sold		(124,012,270)		(116,915,337)		(136,542,379)
Gross profit		9,696,629		9,337,158		7,364,903
Operating income (expenses)
Selling and marketing		(2,503,624)		(2,253,226)		(2,141,985)
General and administrative		(1,883,728)		(2,037,085)		(1,540,933)
Results from disposal of property, plant and equipment and intangible assets		171,837		180,991		169,289
Other operating income (expenses), net		(414,092)		(602,865)		(514,522)
Operating income before share of profit (loss) of subsidiaries, joint ventures and associates, financial result and income and social contribution taxes		5,067,022		4,624,973		3,336,752
Share of profit (loss) of subsidiaries, joint ventures and associates		(127,182)		11,908		12,181
Amortization of fair value adjustments on associates acquisition		(2,493)
Total share of profit (loss) of subsidiaries, joint ventures and associates		(129,675)
Income before financial result and income and social contribution taxes		4,937,347		4,636,881		3,348,933
Depreciation and amortization		867,087	[2]	840,869	[3]	732,241
Amortization of contractual assets with customers - exclusivity rights		555,083		607,446		505,253
Amortization of right-of-use assets		312,060		305,900		288,419
Amortization of fair value adjustments on associates acquisition		2,493
Total of depreciation and amortization		1,736,723		1,754,215		1,525,913
Reportable segments [member] | Eliminations [member]
Income
Transactions with third parties		R$ 209,986		R$ 203,794		R$ 272,574

[1]	Adjusted for unrealized profits between subsidiaries.
[2]	The amount is net of PIS and COFINS on depreciation in the amount of R$ 39,539.
[3]	The amount is net of PIS and COFINS on depreciation in the amount of R$ 8,517.
[4]	Refers to a change on the corporate structure which the companies Eaí and Millenium became part of Ipiranga consolidated, being restated in 2023 for compability purposes.
[5]	Includes in the line “General and administrative and Revenue from sale of goods” the amount of R$ 172,242 in 2024 of expenses related to Ultrapar's holding structure.
[6]	The “Others” column refers to the parent Ultrapar and subsidiaries Imaven, Ultrapar International, UVC Investimentos, UVC - Fundo de investimento and share of profit (loss) of joint ventures RPR and Hidrovias.
[7]	Includes in the line “General and administrative and Revenue from sale of goods” the amount of R$ 167,929 in 2023 of expenses related to Ultrapar's holding structure.
[8]	The “Others” column refers to the parent Ultrapar and subsidiaries Imaven, Ultrapar International, UVC Investimentos, UVC - Fundo de investimento and share of profit (loss) of joint venture RPR.
[9]	The “Others” column refers to the parent Ultrapar and the subsidiaries Abastece Aí, Millenium, Serma, Imaven Imóveis Ltda. (“Imaven”), Ultrapar International, Ultrapar Empreendimentos, UVC Investimentos, UVC - Fundo de investimento and share of profit (loss) of joint venture RPR. In 2022 the Company ceased to present Abastece Aí as a separate segment, including its balance in the “Others” column.
[10]	Includes in the line “General and administrative and Revenue from sale of goods” the amount of R$ 157,621 in 2022 of expenses related to Ultrapar's holding structure.